Related Party Transactions (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Repaid advances to a stockholder	$ 66,063
Unsecured debt due to related party			683,937
Sold shares for cash to related party		6,992,500
Price per share sold to related party	$ 0.0001
Shares issued for services to related parties	56,419
Fees paid to related party for equity and debt financing	13,083
Receivables due from related party	$ 25,000